Prospectus Supplement

May 17, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 17, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Asian Equity Portfolio

Emerging Markets Portfolio

Effective immediately, Munib Madni and Samuel Rhee have been added to the teams primarily responsible for the day-to-day management of each of the Asian Equity Portfolio and the Emerging Markets Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Asian Equity Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Asian Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Company	Date Began Managing Portfolio
James Cheng	Managing Director	August 2006
Munib Madni	Managing Director	May 2012
Samuel Rhee	Executive Director	May 2012

The section of the Prospectus entitled "Portfolio Management—Asian Equity Portfolio" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Asian Equity team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are James Cheng, Munib Madni and Samuel Rhee.

Mr. Cheng has been associated with MSIM Company in an investment management capacity since 2006. Mr. Madni has been associated with MSIM Company in an investment management capacity since February 2005. Mr. Rhee has been associated with MSIM Company in an investment management capacity since July 2005.

***

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Ruchir Sharma	Managing Director	April 2002
Paul Psaila	Managing Director	February 1994
Eric Carlson	Managing Director	September 1997
Name	Title with MSIM Company	Date Began Managing Portfolio
James Cheng	Managing Director	August 2006
Munib Madni	Managing Director	May 2012
Samuel Rhee	Executive Director	May 2012

Name	Title with MSIM Limited	Date Began Managing Portfolio
Ana Cristina Piedrahita	Executive Director	January 2002

The first and second paragraphs under the section of the Prospectus entitled "Portfolio Management—Emerging Markets Portfolio" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, Munib Madni, Samuel Rhee and Ana Cristina Piedrahita.

Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Mr. Cheng has been associated with MSIM Company in an investment management capacity since 2006. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Madni has been associated with MSIM Company in an investment management capacity since February 2005. Mr. Rhee has been associated with MSIM Company in an investment management capacity since July 2005. Ms. Piedrahita has been associated with MSIM Limited or its affiliates in an investment management capacity since 2002.

***

Effective December 31, 2012, James Cheng will retire from his position as portfolio manager of each of the Asian Equity Portfolio and the Emerging Markets Portfolio. As a result, effective December 31, 2012, all references to Mr. Cheng are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  MSIGLINSPT1 5/12

Statement of Additional Information Supplement

May 17, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 17, 2012 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2012

Effective immediately, Munib Madni and Samuel Rhee have been added to the teams primarily responsible for the day-to-day management of each of the Asian Equity Portfolio and the Emerging Markets Portfolio. Accordingly, effective immediately, the Statement of Additional Information is revised as follows:

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)—Asian Equity" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
James Cheng	12	$4.2 billion	7	$2.6 billion	26	(2)	$10.9 billion(2)
Munib Madni*	2	$335.6 million	5	$2.6 billion	25	(8)	$11.4 billion(8)
Samuel Rhee*	0	$0	2	$129.3 million	7		$7.0 billion

*  As of March 31, 2012

(2)  Of these other accounts, three accounts with a total of approximately $1.5 billion in assets, had performance-based fees.

(8)  Of these other accounts, two accounts with a total of approximately $913.4 million in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)—Emerging Markets" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Eric Carlson	7	$2.7 billion	5	$2.6 billion	19	(2)	$4.7 billion(2)
James Cheng	12	$4.2 billion	7	$2.6 billion	26	(2)	$10.9 billion(2)
Munib Madni*	2	$335.6 million	5	$2.6 billion	25	(8)	$11.4 billion(8)
Ana Cristina Piedrahita	7	$2.9 billion	6	$3.2 billion	21	(3)	$6.7 billion(3)
Paul C. Psaila	8	$3.0 billion	5	$2.6 billion	19	(2)	$4.7 billion(2)
Samuel Rhee*	0	$0	2	$129.3 million	7		$7.0 billion
Ruchir Sharma	10	$3.5 billion	7	$3.6 billion	19	(2)	$4.7 billion(2)

*  As of March 31, 2012

(2)  Of these other accounts, three accounts with a total of approximately $1.5 billion in assets, had performance-based fees.

(3)  Of these other accounts, four accounts with a total of approximately $3.5 billion in assets, had performance-based fees.

(8)  Of these other accounts, two accounts with a total of approximately $913.4 million in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers (as of December 31, 2011, unless otherwise noted)—Asian Equity" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
James Cheng	None
Munib Madni**	$50,001-$100,000
Samuel Rhee**	$100,001-$500,000

**  As of March 31, 2012.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers (as of December 31, 2011, unless otherwise noted)—Emerging Markets" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Eric Carlson	$100,000-$500,000
James Cheng	None
Munib Madni**	$100,001-$500,000
Ana Cristina Piedrahita	$50,001-$100,000
Paul C. Psaila	$100,001-$500,000
Samuel Rhee**	$100,001-$500,000
Ruchir Sharma	Over $1 million

**  As of March 31, 2012.

***

Effective December 31, 2012, James Cheng will retire from his position as portfolio manager of each of the Asian Equity Portfolio and the Emerging Markets Portfolio. As a result, effective December 31, 2012, all references to Mr. Cheng are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.